CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 64,907	$ 67,571	$ 66,107
Securities	7,936	8,652	8,893
Federal funds sold interest	354	207	118
Other interest	24	36	58
Total interest income	73,221	76,466	75,176
Interest expense:
Deposits	8,843	12,113	17,243
Borrowings	0	207	550
Junior subordinated debentures	2,905	3,005	3,009
Total interest expense	11,748	15,325	20,802
Net interest income	61,473	61,141	54,374
Provision for loan losses	3,775	6,150	4,345
Net interest income after provision for loan losses	57,698	54,991	50,029
Other income:
Service charges on deposit accounts	10,972	10,725	9,019
Trust and investment services income	12,632	10,984	10,056
Net gain on sale of mortgage loans	2,126	2,366	3,015
Loan servicing income, net	928	877	582
Loan-related fees	267	351	332
(Loss) on calls of securities, net	(191)	(170)	(159)
Other operating income	2,074	1,588	1,925
Total other income	28,808	26,721	24,770
Operating expenses:
Salaries and employee benefits	35,019	30,526	28,447
Occupancy, net	7,530	6,805	6,172
Technology and data processing	4,480	3,881	3,555
Professional and other services	4,751	3,297	2,949
Marketing and public relations	2,829	2,515	2,206
Office supplies, printing and postage	1,556	1,470	1,519
Intangible amortization	1,187	995	1,063
Other real estate operations	1,049	1,297	1,200
FDIC insurance	1,405	2,152	2,586
Other operating expenses	4,597	4,913	4,507
Total operating expenses	64,403	57,851	54,204
Income before income taxes	22,103	23,861	20,595
Income taxes	6,178	6,205	5,401
Net income before noncontrolling interests	15,925	17,656	15,194
Net (loss) attributable to noncontrolling interests	(387)	0	0
Canandaigua National Corporation net income	$ 16,312	$ 17,656	$ 15,194
Basic earnings per share	$ 8.64	$ 9.35	$ 8.06
Diluted earnings per share	$ 8.48	$ 9.20	$ 7.92